INTEREST-BEARING LOANS AND BORROWINGS (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
TOTAL	₫ 31,247,835	$ 1,247,318,977	₫ 39,124,086
Long-term interest-bearing loans and borrowings	43,440,663	1,734,019,759	22,862,890
Long-term, Total	43,440,663	1,734,019,759	22,862,890
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	26,979,122	1,076,924,876	24,210,045
Current portion of long-term loans	3,649,512	145,677,471	7,279,170
Long-term interest-bearing loans and borrowings	29,661,455	1,183,995,489	16,924,140
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	619,201	24,716,629	7,605,487
Long-term interest-bearing loans and borrowings	₫ 13,779,208	$ 550,024,270	5,938,750
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks			₫ 29,384